Related Party Transactions	12 Months Ended
Aug. 31, 2021
Related Party Transactions
14. Related Party Transactions

14. Related Party Transactions

Due to related parties:

As at August 31, 2021, $5,233 (August 31, 2020 - $58,704) was payable to related parties included in due to related parties. The related party transactions are recorded at the exchange amount established and agreed to between the related parties.